Notes Payable - Schedule of Notes Payable Activity (Details) - USD ($)		3 Months Ended			6 Months Ended				12 Months Ended
		Jun. 30, 2017		Jun. 30, 2016	Jun. 30, 2017		Jun. 30, 2016		Dec. 31, 2016		Dec. 31, 2015
Outstanding					$ 2,156,601		$ 1,311,798		$ 1,311,798		$ 5,738,239
Issuance					968,000				1,952,000		1,363,018
Indebtedness satisfied via settlement											(5,000)
Exchanges to equity					(351,250)				(284,018)		(5,555,477)
Conversion to equity					(233,750)				(325,000)		(223,333)
Repayments					(74,003)		(118,500)		(476,500)		(5,000)
Recognition of debt discount					(218,420)				(604,067)		(469,557)
Accretion of interest expense					89,364		2,916		40,052		85,086
Amortization of debt discount		$ 84,167		$ 65,448	216,909		402,469		542,336		339,443
Recharacterization of accrued interest as principal											44,379
Outstanding		2,553,451			2,553,451				2,156,601		1,311,798
Less: current portion		(2,433,331)			(2,433,331)				(1,858,845)		(1,009,797)
Non-current portion		120,120			120,120				297,756		302,001
Debt Discount [Member]
Outstanding					(179,964)		(158,285)		(158,285)		(113,257)
Issuance
Indebtedness satisfied via settlement
Exchanges to equity
Conversion to equity
Repayments
Recognition of debt discount					(218,420)				(604,067)	[1]	(469,557)	[1]
Accretion of interest expense					80,864				40,052	[1]	85,086	[1]
Amortization of debt discount					216,909				542,336		339,443
Recharacterization of accrued interest as principal
Outstanding		(100,611)			(100,611)				(179,964)		(158,285)
Less: current portion									152,720		(150,286)
Non-current portion	[2]								(27,244)		(7,999)
Convertible Notes Payable [Member]
Outstanding					390,000	[3]	420,000	[4]	420,000	[4]	175,000
Issuance					350,000				530,000		735,000	[1]
Indebtedness satisfied via settlement
Exchanges to equity					(50,000)				(235,000)		(266,667)
Conversion to equity					(233,750)				(325,000)		(223,333)
Repayments
Recognition of debt discount
Accretion of interest expense
Amortization of debt discount
Recharacterization of accrued interest as principal
Outstanding		456,250	[5]		456,250	[5]			390,000	[3]	420,000	[4]
Less: current portion									(345,000)		(110,000)
Non-current portion	[2]								45,000		310,000
Other Notes [Member]
Outstanding					1,249,065		900,083		900,083		1,265,559
Issuance					618,000				724,500	[6]	478,018	[1]
Indebtedness satisfied via settlement											(5,000)
Exchanges to equity					(203,750)				(49,018)		(877,873)
Conversion to equity
Repayments					(24,003)				(326,500)		(5,000)
Recognition of debt discount
Accretion of interest expense					8,500
Amortization of debt discount
Recharacterization of accrued interest as principal	[7]										44,379
Outstanding		1,647,812			1,647,812				1,249,065		900,083
Less: current portion									(1,236,565)		(900,083)
Non-current portion	[2]								12,500
Related Party Notes [Member]
Outstanding					697,500		$ 150,000		150,000		4,410,937
Issuance									697,500		150,000
Indebtedness satisfied via settlement
Exchanges to equity					(97,500)						(4,410,937)
Conversion to equity
Repayments					(50,000)				(150,000)
Recognition of debt discount
Accretion of interest expense
Amortization of debt discount
Recharacterization of accrued interest as principal
Outstanding		$ 550,000			$ 550,000				697,500		150,000
Less: current portion									(430,000)		(150,000)
Non-current portion	[2]								$ 267,500

[1]	During the years ended December 31, 2016 and 2015, notes with an aggregate principal amount of $432,000 and $538,018, respectively, bear no interest and were issued for cash consideration of $374,000 and $450,015, respectively. The difference between the principal amount of the notes and the cash received of $58,000 and $88,003, respectively, was recorded as debt discount and is being accreted to interest expense over the term of the notes. During the year ended December 31, 2015 the Company issued a note payable in the principal amount of $75,000 for a short-term advance from a related party in the amount of $65,000.
[2]	As of December 31, 2016 and 2015, the Company reclassified principal in the aggregate amount of $297,756 and $302,001, respectively (net of debt discount of $27,244 and $7,999, respectively) and accrued interest in the aggregate amount of $7,681 and $11,011, respectively to notes payable, non-current portion, net of debt discount and accrued interest, non-current portion, respectively, on the consolidated balance sheets related to outstanding notes payable that were converted into or exchanged for shares of common stock and warrants subsequent to December 31, 2016 and 2015, respectively. See Note 11 - Subsequent Events for additional details regarding notes payable.
[3]	As of September 30, 2016 and December 31, 2015, convertible notes with an aggregate principal balance of $155,000 and $420,000, respectively, were convertible into shares of common stock at the election of the Company near maturity. In the event the Company exercised or exercises that conversion right on a designated portion of such principal balance, the holder had or has the right to accelerate the conversion of up to $80,000 and $197,500, respectively, of principal into shares of common stock.
[4]	As of December 31, 2016 and 2015, a designated portion of convertible notes with an aggregate principal balance of $390,000 and $420,000, respectively, were convertible into shares of common stock at the election of the Company near maturity. In the event the Company exercised or exercises that conversion right on a designated portion of such principal balance, the holder had or has the right to accelerate the conversion of up to $296,250 and $197,500, respectively, of principal into shares of common stock.
[5]	As of June 30, 2017 and December 31, 2016, a designated portion of convertible notes with an aggregate principal balance of $456,250 and $390,000, respectively, was convertible into shares of common stock at the election of the Company near maturity. In the event the Company exercised or exercises that conversion right on a designated portion of such principal balance, the holder had or has the right to accelerate the conversion of up to $343,750 and $296,250 of principal into shares of common stock at June 30, 2017 and December 31, 2016, respectively, at the same conversion price.
[6]	During the nine months ended September 30, 2016, the Company issued a lender a note payable in the principal amount of $242,000 for cash proceeds of $200,000.
[7]	During the year ended December 31, 2015, in connection with the extension of certain notes payable, an aggregate of $44,379 of accrued interest was added to the aggregate principal balance of the notes.